Summary of Significant Accounting Policies - Schedule of Estimated Return and Allowance Liabilities for Defective Goods (Vaporin Inc) (Details) - Vaporin Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Estimated return and allowance liabilities at beginning of period	$ 4,500	$ 0
Costs accrued for new estimated returns and allowances		4,500
Return and allowance obligations honored		0
Estimated return and allowance liabilities at end of period		4,500
Estimated return and allowance liabilities at beginning of period	0
Costs accrued for new estimated returns and allowances	0
Return and allowance obligations honored	0
Estimated return and allowance liabilities at end of period	$ 0	$ 0